Investment properties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Investment properties, beginning	R$ 46,726	R$ 46,126	R$ 46,274
Depreciation	(48)	(48)	(48)
Write-offs and disposals			(100)
Investment properties, ending	R$ 46,678	46,726	46,126
Disposals, investment property			R$ 100
Additions		R$ 648